Business Combinations - Acquisitions Completed in 2017 (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jul. 31, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($) acquisition	Dec. 31, 2017 USD ($) business	Dec. 31, 2016 USD ($) business
Business Acquisition [Line Items]
Number of businesses acquired				4	2	0
Percentage of interests acquired				100.00%	100.00%
Total purchase consideration				$ 2,700	$ 420
Cash consideration to acquire business	$ 16
Goodwill	$ 3			$ 6,284	$ 4,339	$ 4,059
Minimum
Business Acquisition [Line Items]
Useful life				1 year
Maximum
Business Acquisition [Line Items]
Useful life				8 years
TIO Networks Corp.
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares			$ 2.64
Cash consideration to acquire business			$ 238
Net assets acquired			6
Goodwill			166
TIO Networks Corp. | Technology and Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets acquired			$ 66
TIO Networks Corp. | Technology and Customer-Related Intangible Assets | Minimum
Business Acquisition [Line Items]
Useful life			1 year
TIO Networks Corp. | Technology and Customer-Related Intangible Assets | Maximum
Business Acquisition [Line Items]
Useful life			5 years
Swift Financial, Inc.
Business Acquisition [Line Items]
Total purchase consideration		$ 182
Goodwill		98
Merchant receivables acquired		169
Other net liabilities		129
Accounts receivable		213
Swift Financial, Inc. | Technology and Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets acquired		$ 44
Swift Financial, Inc. | Technology and Customer-Related Intangible Assets | Minimum
Business Acquisition [Line Items]
Useful life		1 year
Swift Financial, Inc. | Technology and Customer-Related Intangible Assets | Maximum
Business Acquisition [Line Items]
Useful life		3 years